Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies

10.    COMMITMENTS AND CONTINGENCIES

Leases

The Company leases various office equipment, child care and early education center facilities and office space under non-cancelable operating leases. Most of the leases expire within ten years and many contain renewal options for various periods.

Litigation

The Company is a defendant in certain legal matters in the ordinary course of business. Management believes the resolution of such legal matters will not have a material effect on the Company’s financial condition, results of operations or cash flows.

Insurance and Regulatory

The Company self-insures a portion of its medical insurance plans and has a high deductible workers’ compensation plan. While management believes that the amounts accrued for these obligations are sufficient, any significant increase in the number of claims or costs associated with claims made under these plans could have a material adverse effect on the Company’s financial position, results of operations or cash flows.

The Company’s child care and early education centers are subject to numerous federal, state and local regulations and licensing requirements. Failure of a center to comply with applicable regulations can subject it to governmental sanctions, which could require expenditures by the Company to bring its child care and early education centers into compliance.

14.    COMMITMENTS AND CONTINGENCIES

Leases

The Company leases various office equipment, child care and early education center facilities and office space under non-cancelable operating leases. Most of the leases expire within ten years and many contain renewal options for various periods. Rent expense for the years ended December 31, 2010, 2011, and 2012 totaled $52.1 million, $57.6 million and $62.8 million, respectively.

Future minimum payments as of December 31, 2012 under non-cancelable operating leases are as follows for the years ending December 31 (in thousands):

2013	$61,335
2014	58,750
2015	55,204
2016	50,014
2017	43,533
Thereafter	191,060

Total future minimum lease payments	$459,896

Long-Term Debt

Future minimum payments as of December 31, 2012 of long-term debt, prior to our debt refinancing in January 2013, are as follows for the years ending December 31 (in thousands):

2013	$2,036
2014	4,500
2015	342,125
2016	850
2017	80,963
Thereafter	410,000

Total future principal payments	$840,474

In addition to these obligations, amounts due in 2013 exclude $87.8 million of accumulated interest on the senior notes as of December 31, 2012, which has been added to the principal balance, and that was repaid in 2013 from the proceeds of the Offering as discussed in Note 9, “Credit Arrangements and Debt Obligations”.

The future minimum payments under the new $790.0 million term loans obtained on January 30, 2013 are as follows for each of the following years: $7.9 million in 2013, $7.9 million in 2014, $7.9 million in 2015, $7.9 million in 2016, $7.9 million in 2017, with $750.5 million due thereafter.

Letters of Credit

The Company has eighteen letters of credit outstanding used to guarantee certain rent payments for up to $0.8 million. No amounts have been drawn against these letters of credit.

Litigation

The Company is a defendant in certain legal matters in the ordinary course of business. Management believes the resolution of such legal matters will not have a material effect on the Company’s financial condition, results of operations or cash flows.

Insurance and Regulatory

The Company self-insures a portion of its medical insurance plans and has a high deductible workers’ compensation plan. While management believes that the amounts accrued for these obligations are sufficient, any significant increase in the number of claims or costs associated with claims made under these plans could have a material adverse effect on the Company’s financial position, results of operations or cash flows.

The Company’s child care and early education centers are subject to numerous federal, state and local regulations and licensing requirements. Failure of a center to comply with applicable regulations can subject it to governmental sanctions, which could require expenditures by the Company to bring its child care and early education centers into compliance.